Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, outstanding at beginning of year | shares	8,566	10,650
Number of options, granted | shares	773	1,509
Number of options, exercised | shares	(1,440)	(3,477)
Number of options, forfeited in the year | shares	(129)	(116)
Number of options, outstanding at end of year | shares	7,770	8,566
Number of options, exercisable at end of year | shares	3,726	4,337
Weighted average exercise price, outstanding at beginning of year | $	$ 64.96	$ 57.64
Weighted average exercise price, granted | $	102.33	90.23
Weighted average exercise price, exercised | $	50.42	51.14
Weighted average exercise price, forfeited in the year | $	78.12	75.96
Weighted average exercise price, outstanding at end of year | $	71.40	64.96
Weighted average exercise price, exercisable at end of year | $	$ 55.82	$ 50.04